Fees Summary	Mar. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,640,000
Previously Paid Amount	0.00
Total Fee Amount	1,935.18
Total Offset Amount	0.00
Net Fee	1,935.18
Narrative - Max Aggregate Offering Price	$ 12,640,000
Final Prospectus	true